John Hancock
Global Small Cap Opportunities Fund

PROSPECTUS 6–1–2008

▶ CLASS A, B AND C SHARES

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

A John Hancock Equity Fund

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Global Small Cap Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

7	Who’s who

9	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Choosing a share class

11	How sales charges are calculated

11	Sales charge reductions and waivers

12	Opening an account

14	Buying shares

15	Selling shares

17	Transaction policies

19	Dividends and account policies

19	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Global Small Cap Opportunities Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     A —  —     B —  —     C —  —

Goal and strategy

The fund seeks long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the $100 million to $4 billion). Equity securities include common and preferred stocks and their equivalents. The fund will invest at least 40% of its net assets in equity securities of issuers located in a number of different countries throughout the world, excluding the U.S. The fund may invest up to 40% of its net assets in emerging markets.

In managing the fund, the management team emphasizes a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with an identifiable catalyst for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of individual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 20% of its net assets in bonds of any maturity rated as low as CC/Ca by Standard & Poor’s or Moody’s, and their unrated equivalents. The fund may make use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In unusual circumstances, the fund can invest entirely in investment grade short-term securities or cash as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, which may reduce the fund’s performance and increase taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks on page 5.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be under-priced or that the market may never come to recognize their fundamental value.

Fixed income securities risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adverse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Medium- and small-company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Global Small Cap Opportunities Fund – Fund summary

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs

Shareholder transaction expenses[1] (%)	Class A		Class B	Class C

Maximum front-end sales charge (load) as a percentage of purchase price	5.00		—	—

Maximum deferred sales charge (load) as a percentage of purchase or redemption price, whichever is less	—	[2]	5.00	1.00

Annual operating expenses (%)	Class A		Class B	Class C

Management fee	0.90		0.90	0.90

Distribution and service (12b-1) fees	0.30		1.00	1.00

Other expenses[3]	3.18		3.18	3.18

Total fund operating expenses	4.38		5.08	5.08

Contractual expense reimbursement (at least until 6-1-09)[4]	(2.73)		(2.73)	(2.73)

Net annual operating expenses	1.65		2.35	2.35

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class A	Class B		Class C

		Shares sold	Shares kept	Shares sold	Shares kept

1 Year	659	738	238	338	238

3 Years	1,525	1,580	1,280	1,280	1,280

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	These are charged directly to your account. There is also a $4 fee when you sell shares and have the proceeds sent by wire.

2	Except on investments of $1 million or more.

3	Based on estimated expenses for the current fiscal year.

4	The adviser has agreed contractually to reimburse, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the fund’s business, and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.65% for Class A, 2.35% for Class B and 2.35% for Class C. This expense reimbursement shall continue in effect until June 1, 2009 and thereafter until terminated by the adviser on notice to the fund.

Global Small Cap Opportunities Fund – Fund summary

 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk.  Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing its securities to be perceived by the subadviser to be under-priced or that the market may never come to recognize its fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Fixed income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. A fund that may invest in lower rated fixed income securities commonly referred to as “junk” securities is riskier than a fund that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

Global Small Cap Opportunities Fund – Fund details

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate debt. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government debt. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

A fund that invests in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

In addition, a fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than a fund investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Hedging, derivatives and other strategic transactions risk

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section, including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate

Global Small Cap Opportunities Fund – Fund details

perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium- and small-company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Trustees have the power to change the fund’s investment goal without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of December 31, 2007, the adviser and its affiliates had total assets under management of approximately $59 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.

Management fee

The management fee listed in the table represents the applicable rate on the fund’s breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund’s breakpoint schedule consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee payable to the adviser by the fund is as follows:

	First	Over
	$1 billion	$1 billion
	of Net Assets	of Net Assets

Fund	0.90%	0.85%

The basis for the Trustees’ approval of this fee, and of the investment advisory and subadvisory agreements overall, will be discussed in the fund’s August 31, 2008 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, managed more than $33.4 billion (as of 12-31-07)

•	Subsidiary of John Hancock Financial Services, Inc.

Global Small Cap Opportunities Fund – Fund details

•	Supervised by the adviser

Portfolio Manager

Below is a brief biographical profile of the leader of the fund’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Timothy M. Malloy

•	On fund team since inception

•	Vice president, MFC Global Investment Management (U.S.) LLC

•	Joined subadviser in 2005

•	Second vice president, John Hancock Advisers, LLC (2004-2005)

•	Investment analyst, Thomas Weisel Partners (2000-2004)

•	Began business career in 1993

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

Global Small Cap Opportunities Fund – Fund details

Financial highlights

This section normally details financial information about the fund. Because Class A, B, and C shares of the fund have not yet commenced operations, there are no financial highlights to report for these share classes.

Global Small Cap Opportunities Fund – Fund details

 Your account

Choosing a share class

Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.

Class A

•	A front-end sales charge, as described in the section “How sales charges are calculated.”

•	Distribution and service (Rule 12b-1) fees of 0.30%.

Class B

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (Rule 12b-1) fees of 1.00%.

•	A contingent deferred sales charge (CDSC), as described in the section “How sales charges are calculated.”

•	Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

Class C

•	No front-end sales charge; all your money goes to work for you right away.

•	Distribution and service (12b-1) fees of 1.00%.

•	A 1.00% CDSC on shares sold within one year of purchase.

•	No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

The maximum amount you may invest in Class B shares with any single purchase request is $99,999.99, and the maximum amount you may invest in Class C shares with any single purchase is $999,999.99. John Hancock Signature Services, Inc. (Signature Services), the transfer agent for the fund, may accept a purchase request for Class B shares for $100,000 or more or for Class C shares for $1,000,000 or more when the purchase is pursuant to the Reinstatement Privilege (see Sales Charge Reductions and Waivers).

12b-1 fees

Rule 12b-1 fees will be paid to the fund’s distributor, John Hancock Funds, LLC (the distributor), and may be used by the distributor for expenses relating to the distribution of, and shareholder or administrative services for holders of, the shares of the class and for the payment of service fees that come within Rule 2830(d)(5) of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA) (formerly the National Association of Securities Dealers).

Because Rule 12b-1 fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other classes of shares of the fund, which have their own expense structure, may be offered in separate prospectuses.

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Additional payments to financial intermediaries

Shares of the fund are primarily sold through financial intermediaries (firms), such as brokers, banks, registered investment advisers, financial planners and retirement plan administrators. These firms may be compensated for selling shares of the fund in two principal ways:

•	directly, by the payment of sales commissions, if any;

•	indirectly, as a result of the fund paying Rule 12b-1 fees.

Certain firms may request, and the distributor may agree to make, payments in addition to sales commissions and 12b-1 fees out of the distributor’s own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Rollover Program Compensation

The broker-dealer of record for a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain group annuity contracts issued by John Hancock insurance companies, is eligible to receive ongoing compensation (Rollover Compensation) when a plan participant terminates from the qualified plan and rolls over assets into a John Hancock sponsored custodial IRA or a John Hancock custodial ROTH IRA invested in shares of John Hancock funds. The Rollover Compensation is paid from a fund’s 12b-1 fees to the plan’s broker-dealer of record at an annual rate not expected to exceed 0.25% of the average daily net eligible assets held in John Hancock funds (0.15% for the John Hancock Money Market Fund)

Global Small Cap Opportunities Fund – Your account

under the rollover program. Rollover Compensation is made in the first year and continues thereafter, quarterly in arrears. A John Hancock insurance company may also pay the third-party administrator for the plan a one-time nominal fee not expected to exceed $25 per each participant rollover into a John Hancock fund for facilitating the transaction.

How sales charges are calculated

Class A sales charges are as follows:

Class A sales charges

	As a % of	As a % of
Your investment	offering price*	your investment

Up to $49,999	5.00%	5.26%

$50,000 – $99,999	4.50%	4.71%

$100,000 – $249,999	3.50%	3.63%

$250,000 – $499,999	2.50%	2.56%

$500,000 – $999,999	2.00%	2.04%

$1,000,000 and over	See below

*	Offering price is the net asset value per share plus any initial sales charge.

You may qualify for a reduced Class A sales charge if you own or are purchasing Class A, Class B, Class C, all Class R shares, or Class I shares of John Hancock mutual funds. To receive the reduced sales charge, you must tell your broker or financial representative at the time you purchase the fund’s Class A shares about any other John Hancock mutual funds held by you, your spouse or your children under the age of 21 living in the same household. This includes investments held in a retirement account, an employee benefit plan or with a broker or financial adviser other than the one handling your current purchase. John Hancock will credit the combined value, at the current offering price, of all eligible accounts to determine whether you qualify for a reduced sales charge on your current purchase. You may need to provide documentation for these accounts, such as an account statement. For more information about these reduced sales charges, you may visit the fund’s Web site at www.jhfunds.com. You may also consult your broker or financial adviser or refer to the section entitled “Initial Sales Charge on Class A Shares” in the fund’s SAI. You may request an SAI from your broker or financial adviser, access the fund’s Web site at www.jhfunds.com or call Signature Services at 1-800-225-5291.

Investments of $1 million or more

Class A shares are available with no front-end sales charge on investments of $1 million or more. There is a CDSC on any Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase, as follows:

Class A deferred charges on $1 million+ investments

CDSC on shares
Your investment	being sold

First $1M – $4,999,999	1.00%

Next $1 – $5M above that	0.50%

Next $1 or more above that	0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.

The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that are not subject to a CDSC.

Class B and Class C

Shares are offered at their net asset value per share, without any initial sales charge.

A CDSC may be charged if a commission has been paid and you sell Class B or Class C shares within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:

Class B deferred charges

Years after purchase	CDSC

1st year	5.00%

2nd year	4.00%

3rd or 4th year	3.00%

5th year	2.00%

6th year	1.00%

After 6th year	None

Class C deferred charges

Years after purchase	CDSC

1st year	1.00%

After 1st year	None

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

To keep your CDSC as low as possible, each time you place a request to sell shares, we will first sell any shares in your account that carry no CDSC. If there are not enough of these shares to meet your request, we will sell those shares that have the lowest CDSC.

Sales charge reductions and waivers

Reducing your Class A sales charges

There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

•	Accumulation Privilege — lets you add the value of any class of shares of any John Hancock fund you already own to the amount of your next Class A investment for purposes of calculating the sales charge. However, Class A shares of money market funds will not qualify unless you have already paid a sales charge on those shares.

•	Letter of Intention — lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once. You can use a Letter of Intention to qualify for reduced sales charges if you plan to invest at least $50,000 in a fund’s Class A shares during the next 13 months. The calculation of this amount would include accumulations and combinations, as well as your current holdings of all classes of John Hancock funds, which includes any reinvestment of dividends and capital gains distributions. However, Class A shares of money market funds will be excluded unless you have already paid a sales charge. When you sign this letter, the fund agrees to charge you the reduced sales charges. Completing a Letter of Intention does not obligate you to purchase additional shares. However, if you do not buy enough shares to qualify for the lower sales charges by the earlier of the end of the 13-month period or when you sell your shares, your sales charges will be recalculated to reflect your actual purchase level. Also available for individual retirement plan investors is a 48-month Letter of Intention, described in the SAI.

Global Small Cap Opportunities Fund – Your account

•	Combination Privilege — lets you combine shares of all funds for purposes of calculating the Class A sales charge.

To utilize any reduction you must, complete the appropriate section of your application, or contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Group Investment Program

A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group’s investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments per account opened must satisfy minimum initial investment requirements specified in the section entitled Opening an account), and individual investors may close their accounts at any time.

To utilize this program you must, contact your financial representative or Signature Services to find out how to qualify. Consult the SAI for additional details (see the back cover of this prospectus).

CDSC waivers

As long as Signature Services is notified at the time you sell, the CDSC for each share class will be waived in the following cases:

•	to make payments through certain systematic withdrawal plans

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	redemptions pursuant to the fund’s right to liquidate an account less than $1,000

•	redemptions of Class A shares made after one year from the inception of a retirement plan at John Hancock

•	to make certain distributions from a retirement plan

•	because of shareholder death or disability

To utilize a waiver you must, contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Reinstatement privilege

If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds back into the same share class of the same John Hancock fund and account from which it was removed within 120 days without a sales charge, as long as Signature Services or your financial representative is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC.

To utilize this privilege you must, contact your financial representative or Signature Services.

Waivers for certain investors

Class A shares may be offered without front-end sales charges or CDSCs to the following individuals and institutions:

•	selling brokers and their employees and sales representatives (and their Immediate Family, as defined in the SAI)

•	financial representatives utilizing fund shares in fee-based or wrap investment products under a signed fee-based or wrap agreement with the distributor

•	Fund trustees and other individuals who are affiliated with these or other John Hancock funds (and their Immediate Family, as defined in the SAI)

•	individuals transferring assets held in a SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to an IRA

•	individuals converting assets held in an IRA, SIMPLE IRA, SEP or SAR-SEP invested in John Hancock funds directly to a ROTH IRA

•	individuals recharacterizing assets from an IRA, ROTH IRA, SEP, SAR-SEP or SIMPLE IRA invested in John Hancock funds back to the original account type from which it was converted

•	participants in certain 529 plans that have a signed agreement with the distributor (one-year CDSC may apply)

•	participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

•	certain retirement plans participating in Merrill Lynch, The Princeton Retirement Group, Inc., or PruSolutionssm programs

•	terminating participants rolling over assets held in a pension, profit-sharing or other plan qualified under Section 401(a) or described in Section 457(b) of the Internal Revenue Code of 1986, as amended, which is funded by certain John Hancock group annuity contracts, directly to a John Hancock custodial IRA or John Hancock custodial ROTH IRA investing in John Hancock funds, including subsequent investments

To utilize a waiver you must, contact your financial representative or Signature Services. Consult the SAI for additional details (see the back cover of this prospectus).

Other waivers

Front-end sales charges and CDSCs are not imposed in connection with the following transactions:

•	exchanges from one John Hancock fund to the same class of any other John Hancock fund (see Transaction Policies in this prospectus for additional details)

•	dividend reinvestments (see Dividends and Account Policies in this prospectus for additional details)

Opening an account

1	Read this prospectus carefully.

2	Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

•	non-retirement account: $1,000

•	retirement account: $500; there is no minimum initial investment for certain group retirement plans investing using salary deduction or similar group methods of payment

•	group investments: $250

•	Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

•	there is no minimum initial investment for fee-based or wrap accounts of selling firms that have executed a fee-based or wrap agreement with the distributor

3	All shareholders must complete the account application, carefully following the instructions. If you have any questions, contact your financial representative or call Signature Services at 1-800-225-5291.

4	Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5	Make your initial investment using the instructions under “Buying shares.” You and your financial representative can initiate any purchase, exchange or sale of shares.

Global Small Cap Opportunities Fund – Your account

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify and record information that identifies each person or entity that opens an account.

For individual investors opening an account When you open an account, you will be asked for your name, residential address, date of birth and social security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.

Global Small Cap Opportunities Fund – Your account

Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to John Hancock Signature Services, Inc.

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to John Hancock Signature Services, Inc.

• Fill out the detachable investment slip from an account statement. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services (address below).

By exchange
• Call your financial representative or Signature Services to request an exchange.
• Log on to the Web site below to process exchanges between funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment. Specify the fund name, the share class, your account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By Internet
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “Bank Information” section on your account application.

• Log on to the Web site below to initiate purchases using your authorized bank account.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the ACH system.

• Complete the “Bank Information” section on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8 A.M. and 7 P.M. Eastern Time on most business days.

To open or add to an account using the MAAP, see “Additional Investor Services.”

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

Global Small Cap Opportunities Fund – Your account

Selling shares

To sell some or all of your shares

By letter
• Accounts of any type. • Sales of any amount.
• Write a letter of instruction or complete a stock power indicating the fund name, your share class, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required.

• Mail the materials to Signature Services.

• A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your letter of instruction.

By Internet
• Most accounts. • Sales of up to $100,000.	• Log on to the Web site below to initiate redemptions from your fund.

By phone
• Most accounts. • Sales of up to $100,000.	• Call EASI-Line for automated service 24 hours a day. • Call your financial representative or call Signature Services between 8 a.m. and 7 p.m. Eastern Time on most business days.

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount. • Requests by Internet or phone to sell up to $100,000.
• To verify that the Internet or telephone redemption privilege is in place on an account, or to request the form to add it to an existing account, call Signature Services.

• Funds requested by wire will be wired the next business day. A $4 fee will be deducted from your account. Your bank may also charge you a fee for this service.

• Funds requested by EFT are generally available by the second business day. Your bank may charge you a fee for this service.

By exchange
• Accounts of any type. • Sales of any amount.
• Obtain a current prospectus for the fund into which you are exchanging by Internet or by calling your financial representative or Signature Services.

• Log on to the Web site below to process exchanges between your funds.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

Global Small Cap Opportunities Fund – Your account

Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares — This requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock or

•	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most broker-dealers, banks, credit unions (if authorized under state law) and securities exchanges are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
• Letter of instruction.

• On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of trust accounts.
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of trust documents certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s)	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates.
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-338-8080	1-800-225-5291

Global Small Cap Opportunities Fund – Your account

Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees of JHF III. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-Line, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical.

Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate. A fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will

Global Small Cap Opportunities Fund – Your account

receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example, these exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Global Small Cap Opportunities Fund – Your account

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment, automatic investment or systematic withdrawal) that affects your account balance

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, every quarter

Every year you will also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you may choose to have your dividends and capital gains sent directly to your bank account or a check may be mailed if your combined dividend and capital gains amount is $10 or more. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested. No front-end sales charge or CDSC will be imposed on shares derived from reinvestment of dividends or capital gains distributions.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only)

If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, the fund may close out your account and mail you the proceeds. Alternatively, the fund may charge you $20 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason. Your account will not be closed or charged this fee if its drop in value is due to fund performance or the effects of sales charges.

Additional investor services

Monthly automatic accumulation program

MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

•	Complete the appropriate parts of your account application.

•	If you are using MAAP to open an account, make out a check for your first investment amount payable to “John Hancock Signature Services, Inc.” in an amount satisfying the applicable minimum initial investment requirements specified in the section “Opening an Account.” Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan

This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

•	Make sure you have at least $5,000 worth of shares in your account.

•	Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you because of sales charges).

•	Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

•	Determine the schedule: monthly, quarterly, semiannually, annually or in certain selected months.

•	Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Global Small Cap Opportunities Fund – Your account

Retirement plans

John Hancock funds offers a range of retirement plans, including traditional and Roth IRAs, Coverdell ESAs, SIMPLE plans and SEPs. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $500 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.

John Hancock funds do not accept requests to establish new John Hancock custodial 403(b)(7) accounts; do not accept requests for exchanges or transfers into your existing John Hancock custodial 403(b)(7) accounts; and require additional disclosure documentation if you direct John Hancock funds to exchange or transfer some or all of your John Hancock custodial 403(b)(7) account assets to another 403(b)(7) contract or account. Please refer to the SAI for more information regarding these restrictions.

Disclosure of portfolio holdings

A description of the fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

Global Small Cap Opportunities Fund – Your account

For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-338-8080

By phone: 1-800-225-5291

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

Online: www.sec.gov

By e-mail (duplicating fee required): publicinfo@sec.gov

By mail (duplicating fee required):	Public Reference Section Securities and Exchange Commission Washington, DC 20549-0102

In person: at the SEC’s Public Reference Room in Washington, DC.
For access to the Reference Room call 1-202-551-8090

©2008 John Hancock Funds, LLC    [     ]    6/08 SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

Electronic delivery now available at
www.jhfunds.com/edelivery

John Hancock
Global Small Cap Opportunities Fund

CLASS I SHARES

Prospectus
6-1-2008

As with all mutual funds, the Securities and Exchange Commission (the SEC) has not approved or disapproved this fund or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.

Fund summary

A concise look at the fund’s investment goal, its main strategies and main risks, its past performance and the costs of investing.

3	Global Small Cap Opportunities Fund

Fund details

More about topics covered in the summary section, including descriptions of the various risk factors that investors should understand before investing.

5	Risks of investing

7	Who’s who

9	Financial highlights

Your account

How to place an order to buy, sell or exchange fund shares, as well as information about the fund’s business policies and any distributions it may pay.

10	Who can buy shares

10	Opening an account

11	Buying shares

12	Selling shares

14	Transaction policies

16	Dividends and account policies

16	Additional investor services

For more information See back cover

 Fund summary

John Hancock
Global Small Cap Opportunities Fund

Day-to-day investment management: MFC Global Investment Management (U.S.), LLC

Class / Ticker     I     —  —

Goal and strategy

The fund seeks long-term capital appreciation.

Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization companies (companies in the capitalization range of the $100 million to $4 billion). Equity securities include common and preferred stocks and their equivalents. The fund will invest at least 40% of its net assets in equity securities of issuers located in a number of different countries throughout the world, excluding the U.S. The fund may invest up to 40% of its net assets in emerging markets.

In managing the fund, the management team emphasizes a value-oriented bottom-up approach to individual stock selection. With the aid of proprietary financial models, the management team looks for stocks of statistically undervalued yet promising companies that it believes are likely to show improving fundamental prospects with an identifiable catalyst for growth, such as new products, business reorganizations or mergers.

The management team uses fundamental financial analysis of ind ividual companies to identify those with substantial cash flows, reliable revenue streams, strong competitive positions and strong management. The fund may attempt to take advantage of short-term market volatility by investing in corporate restructuring or pending acquisitions.

The fund may invest up to 20% of its net assets in bonds of any maturity rated as low as CC/Ca by Standard & Poor’s or Moody’s, and their unrated equivalents. The fund may make use of certain derivatives (investments whose value is based on securities, indexes or currencies).

In unusual circumstances, the fund can invest entirely in investment grade short-term securities or cash as a temporary defensive measure. In these and other cases, the fund might not achieve its goal.

The fund’s investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses, which may reduce the fund’s performance and increase taxable distributions.

Main risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s shares will go up and down in price, meaning that you could lose money by investing in the fund. Many factors influence a mutual fund’s performance. The fund’s main risk factors are listed below. Before investing, be sure to read the summary descriptions of these risks on page 5.

Equity securities risk The value of a company’s equity securities is subject to changes in the company’s financial condition and overall market and economic conditions. The securities of value companies are subject to the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be under-priced or that the market may never come to recognize their fundamental value.

Fixed income securities risk A rise in interest rates typically causes bond prices to fall. The longer the fund’s average maturity, the more sensitive the fund is likely to be to interest rate changes. There is the possibility that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments.

Foreign securities risk As compared to U.S. companies, there may be less publicly available information relating to foreign companies. Foreign securities may be subject to foreign taxes. The value of foreign securities is subject to currency fluctuations and adve rse political and economic developments. Investments in emerging market countries are subject to greater levels of foreign investment risk.

Hedging, derivatives and other strategic transactions risk Investing in derivatives can magnify losses incurred by the underlying assets.

High portfolio turnover risk Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions.

Management risk The fund team’s investment strategy may fail to produce the intended result.

Medium- and small-company risk The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks.

Global Small Cap Opportunities Fund – Fund summary

3

Past performance

This section normally shows how the fund’s total return has varied from year to year, along with a broad-based market index for reference. Because the fund has less than one calendar year of performance as of the date of this prospectus, there is no past performance to report.

Investor costs

Annual operating expenses (%)	Class I

Management fee	0.90

Other expenses[1]	2.93

Total fund operating expenses	3.83

Contractual expense reimbursement (at least until 6-1-09)[2]	(2.73)

Net annual operating expenses	1.10

Expense example

A hypothetical example showing the expenses on a $10,000 investment during the various time frames indicated. The example assumes a 5% average annual return and the reinvestment of all dividends. The example is for comparison only and does not reflect actual expenses and returns, either past or future.

Expenses ($)	Class I

1 Year	$112

3 Years	$917

Annual operating expenses

These are paid from fund assets; shareholders, therefore, pay these costs indirectly.

1	Based on estimated expenses for the current fiscal year.

2	The adviser has agreed contractually to reimburse, or to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses, other extraordinary expenses not incurred in the ordinary course of the fund’s business, and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in shares of the fund) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.10% for Class I. This expense reimbursement shall continue in effect until June 1, 2009 and thereafter until terminated by the adviser on notice to the fund.

Global Small Cap Opportunities Fund – Fund summary

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 Fund details

Risks of investing

Below are descriptions of the main factors that may play a role in shaping the fund’s overall risk profile. The descriptions appear in alphabetical order, not in order of importance. For further details about fund risks, including additional risk factors that are not discussed in this prospectus because they are not considered primary factors, see the fund’s Statement of Additional Information (SAI).

Main risks

Equity securities risk

Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by the fund could decline if the financial condition of the companies the fund invests in decline or if overall market and economic conditions deteriorate. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increase in production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment. Even a fund that invests in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to change in the marketplace.

The fund may maintain substantial exposure to equities and generally does not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the fund to unpredictable declines in the value of its investments, as well as periods of poor performance.

Value investing risk. Certain equity securities (generally referred to as value securities) are purchased primarily because they are selling at prices below what a subadviser believes to be their fundamental value and not necessarily because the issuing companies are expected to experience significant earnings growth. The fund bears the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing its securities to be perceived by the subadviser to be under-priced or that the market may never come to recognize its fundamental value. A value stock may not increase in price, as anticipated by the subadviser investing in such securities, if other investors fail to recognize the company’s value and bid up the price or invest in markets favoring faster growing companies. A fund’s strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

Fixed income securities risk

Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

Interest rate risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

Credit quality risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. A fund that may invest in lower rated fixed income securities commonly referred to as “junk” securities is riskier than a fund that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

Investment grade fixed income securities in the lowest rating category risk. Investment grade fixed income securities in the lowest rating category (rated “Baa” by Moody’s or “BBB” by S&P’s and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

Lower rated fixed income securities risk and high yield securities risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated “Ba” and below by Moody’s and “BB” and below by S&P) (also called junk bonds). The general risks of investing in these securities are as follows:

•	Risk to principal and income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

•	Price volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market’s perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

•	Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed

Global Small Cap Opportunities Fund – Fund details

5

income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

•	Dependence on subadviser’s own credit analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser’s evaluation than the assessment of the credit risk of higher rated securities.

Additional risks regarding lower rated corporate debt. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

Additional risks regarding lower rated foreign government debt. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under “Foreign securities risk.” In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

Foreign securities risk

A fund that invests in securities traded principally in securities markets outside the United States are subject to additional and more varied risks, as the value of foreign securities may change more rapidly and extremely than the value of U.S. securities. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect a fund’s investments. In the event of nationalization, expropriation or other confiscation, a fund could lose its entire investment in a foreign security. All funds that invest in foreign securities are subject to these risks. Some of the foreign risks are also applicable to the other funds because they may invest a material portion of their assets in securities of foreign issuers traded in the U.S.

In addition, a fund that invests a significant portion of its assets in the securities of issuers based in countries with “emerging market” economies are subject to greater levels of foreign investment risk than a fund investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic, and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; controls on foreign investment and limitations on repatriation of invested capital and on a fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; difficulties in obtaining and/or enforcing legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

Hedging, derivatives and other strategic transactions risk

The fund may invest in derivatives, which are financial contracts with a value that depends on, or is derived from, the value of underlying assets, reference rates or indexes. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities and related indexes. The fund may use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The fund also may use derivatives as a way to adjust efficiently the exposure of the fund to various securities, markets and currencies without the fund actually having to sell existing investments and make new investments. This generally will be done when the adjustment is expected to be relatively temporary or in anticipation of effecting the sale of fund assets and making new investments over time. For a description of the various derivative instruments the fund may utilize, refer to the SAI.

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities and other more traditional assets. In particular, the use of derivative instruments exposes the fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction, although either party may engage in an offsetting transaction that puts that party in the same economic position as if it had closed out the transaction with the counterparty or may obtain the other party’s consent to assign the transaction to a third party. If the counterparty defaults, the fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the fund will succeed in enforcing them. For example, because the contract for each OTC derivatives transaction is individually negotiated with a specific counterparty, the fund is subject to the risk that a counterparty may interpret contractual terms (e.g., the definition of default) differently than the fund when the fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the fund to enforce its contractual rights may lead it to decide not to pursue its claims against the counterparty. The fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the fund has incurred the costs of litigation. While the subadviser intends to monitor the creditworthiness of counterparties, there can be no assurance that a counterparty will meet its obligations, especially during unusually adverse market conditions. To the extent the fund contracts with a limited number of counterparties, the fund’s risk will be concentrated and events that affect the creditworthiness of any of those counterparties may have a pronounced effect on the fund. Derivatives also are subject to a number of risks described elsewhere in this section,

Global Small Cap Opportunities Fund – Fund details

6

including market risk and liquidity risk. Since the value of derivatives is calculated and derived from the value of other assets, instruments or references, there is a risk that they will be improperly valued. Derivatives also involve the risk that changes in their value may not correlate perfectly with the assets rates, or indexes they are designed to hedge or closely track. Suitable derivative transactions may not be available in all circumstances. In addition, the subadviser may determine not to use derivatives to hedge or otherwise reduce risk exposure.

The ability of a fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser’s ability to predict pertinent market movements, which cannot be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a fund’s portfolio securities. If the transaction is not successful it could result in a loss to the fund. These transactions may also increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risks assumed. The potential loss from the use of futures can exceed a fund’s initial investment in such contracts. In addition, these transactions could result in a loss to a fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. To the extent a portfolio utilizes hedging and other strategic transactions it will be subject to the same risks.

High portfolio turnover risk

A high level of portfolio turnover may have a negative impact on performance by increasing transaction costs, which must be borne directly by a fund, and brokerage commissions and generating greater tax liabilities for shareholders. The portfolio turnover rate of a fund may vary from year to year, as well as within a year.

Management risk

A fund is subject to management risk because it relies on the subadviser’s ability to pursue its objective. The subadviser will apply investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that these will produce the desired results. The subadviser may fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. Funds generally do not attempt to time the market and instead generally stay fully invested in the relevant asset class, such as domestic equities or foreign equities. Notwithstanding its benchmark, a fund may buy securities not included in its benchmark or hold securities in very different proportions than its benchmark. To the extent a fund invests in those securities, its performance depends on the ability of the subadviser to choose securities that perform better than securities that are included in the benchmark.

Medium- and small-company risk

Market risk and liquidity risk may be pronounced for securities of companies with medium-sized market capitalizations and are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources, or they may depend on a few key employees. The securities of companies with medium and smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and their value may fluctuate more sharply than those securities. They may also trade in the OTC market or on a regional exchange, or may otherwise have limited liquidity. Investments in less seasoned companies with medium and smaller market capitalizations may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with more established companies with larger market capitalizations.

These investment strategies and securities are described further in the SAI.

Who’s who

Below are the names of the various entities involved with the fund’s investment and business operations, along with brief descriptions of the role each entity performs.

Trustees

Oversee the fund’s business activities and retain the services of the various firms that carry out the fund’s operations. The Trustees have the power to change the fund’s investment goal without shareholder approval.

Investment adviser

Manages the fund’s business and investment activities.

John Hancock Investment Management Services, LLC
601 Congress Street
Boston, MA 02210-2805

The adviser administers the business and affairs of the fund and retains and compensates an investment subadviser to manage the assets of the fund. As of December 31, 2007, the adviser and its affiliates had total assets under management of approximately $59 billion.

The adviser does not itself manage any of the fund’s portfolio assets but has ultimate responsibility to oversee the subadviser. In this connection, the adviser: (i) monitors the compliance of the subadviser with the investment objectives and related policies of the fund, (ii) reviews the performance of the subadviser and (iii) reports periodically on such performance to the Board of Trustees.

The fund relies on an order from the SEC permitting the adviser, subject to Board approval, to appoint a subadviser or change the terms of a subadvisory agreement without obtaining shareholder approval. The fund, therefore, is able to change subadvisers or the fees paid to the subadviser from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the adviser to appoint a subadviser that is an affiliate of the adviser or the fund (other than by reason of serving as subadviser to a fund) or to change a subadvisory fee of a subadviser without the approval of shareholders.

Management fee

The management fee listed in the table represents the applicable rate on the fund’s breakpoint schedule and the actual rate charged may vary based on that schedule. The actual rate charged will vary because of adjustments pursuant to the fund’s breakpoint schedule consistent with the actual assets in the fund. Please refer to the SAI for more information regarding the management fee. The management fee payable to the adviser by the fund is as follows:

	First	Over
	$1 billion	$1 billion
	of Net Assets	of Net Assets

Fund	0.90%	0.85%

The basis for the Trustees’ approval of this fee, and of the investment advisory and subadvisory agreements overall, will be discussed in the fund’s August 31, 2008 semiannual shareholder report.

Subadviser

Handles the fund’s day-to-day portfolio management.

Global Small Cap Opportunities Fund – Fund details

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MFC Global Investment Management (U.S.) LLC
101 Huntington Avenue
Boston, MA 02199

•	Founded in 1979, managed more than $33.4 billion (as of 12–31–07)

•	Subsidiary of John Hancock Financial Services, Inc.

•	Supervised by the adviser

Portfolio manager

Below is a brief biographical profile of the leader of the fund’s investment management team. For more about this individual, including information about his compensation, other accounts he manages and any investments he may have in the fund, see the SAI.

Timothy M. Malloy

•	On fund team since inception

•	Vice president, MFC Global Investment Management (U.S.) LLC

•	Joined subadviser in 2005

•	Second vice president, John Hancock Advisers, LLC (2004–2005)

•	Investment analyst, Thomas Weisel Partners (2000–2004)

•	Began business career in 1993

Custodian

Holds the fund’s assets, settles all portfolio trades and collects most of the valuation data required for calculating the fund’s net asset value (NAV).

State Street Bank & Trust Company
2 Avenue de Lafayette
Boston, MA 02111

Principal distributor

Markets the fund and distributes shares through selling brokers, financial planners and other financial representatives.

John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210–2805

Transfer agent

Handles shareholder services, including recordkeeping and statements, distribution of dividends and processing of buy and sell requests.

John Hancock Signature Services, Inc.
P.O. Box 9510
Portsmouth, NH 03802-9510

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Financial highlights

This section normally details financial information about the fund. Because Class I shares of the fund has not yet commenced operations, there are no financial highlights to report for this share class.

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 Your account

Who can buy shares

Class I shares are offered without any sales charge to certain types of investors, as noted below, if they meet the minimum initial investment requirement for purchases of Class I shares — See “Opening an account”:

•	Retirement and other benefit plans

•	Endowment funds and foundations

•	Any state, county or city, or its instrumentality, department, authority or agency

•	Accounts registered to insurance companies, trust companies and bank trust departments

•	Investment companies, both affiliated and not affiliated with the Adviser

•	Investors who participate in fee-based, wrap and other investment platform programs

•	Any entity that is considered a corporation for tax purposes

•	Fund trustees and other individuals who are affiliated with the fund and other John Hancock funds

Your broker-dealer or agent may charge you a fee to effect transactions in fund shares.

Other share classes of the fund, which have their own expense structure, may be offered in separate prospectuses.

Additional payments to financial intermediaries

Class I shares do not pay sales commissions or 12b-1 fees, however certain financial intermediaries (firms) may request, and the distributor may agree to make, payments out of the distributor’s own resources. These additional payments are sometimes referred to as revenue sharing. These payments assist in the distributor’s efforts to promote the sale of the fund’s shares. The distributor agrees with the firm on the methods for calculating any additional compensation, which may include the level of sales or assets attributable to the firm. Not all firms receive additional compensation, and the amount of compensation varies. These payments could be significant to a firm. The distributor determines which firms to support and the extent of the payments it is willing to make. The distributor generally chooses to compensate firms that have a strong capability to distribute shares of the fund and that are willing to cooperate with the distributor’s promotional efforts.

The distributor hopes to benefit from revenue sharing by increasing the fund’s net assets, which, as well as benefiting the fund, would result in additional management and other fees for the adviser and its affiliates. In consideration for revenue sharing, a firm may feature the fund in its sales system or give preferential access to members of its sales force or management. In addition, the firm may agree to participate in the distributor’s marketing efforts by allowing us to participate in conferences, seminars or other programs attended by the intermediary’s sales force. Although an intermediary may seek revenue-sharing payments to offset costs incurred by the firm in servicing its clients who have invested in the fund, the intermediary may earn a profit on these payments. Revenue-sharing payments may provide your firm with an incentive to favor the fund.

The SAI discusses the distributor’s revenue-sharing arrangements in more detail. Your intermediary may charge you additional fees other than those disclosed in this prospectus. You can ask your firm about any payments it receives from the distributor or the fund, as well as about fees and/or commissions it charges.

The distributor, adviser and their affiliates may have other relationships with your firm relating to the provisions of services to the fund, such as providing omnibus account services, transaction-processing services or effecting portfolio transactions for the fund. If your intermediary provides these services, the adviser or the fund may compensate the intermediary for these services. In addition, your intermediary may have other compensated relationships with the adviser or its affiliates that are not related to the fund.

Opening an account

1	Read this prospectus carefully.

2	Determine if you are eligible, by referring to “Who can buy shares” above.

3	Determine how much you want to invest. The minimum initial investment is $250,000. The minimum initial investment requirement may be waived, in the fund’s sole discretion, for investors in certain fee-based, wrap or other investment platform programs that do not require the fund to pay any type of administrative payments per shareholder account to any third party. The fund may waive the minimum initial investment for other categories of investors at its discretion. There are no minimum investment requirements for subsequent purchases to existing accounts.

4	All shareholders must complete the account application, carefully following the instructions. If you have any questions, please contact your financial representative or call John Hancock Signature Services, Inc. (Signature Services) at 1-888-972-8696.

5	Make your initial investment using the table on the next page.

Important information about opening a new account

To help the government fight the funding of terrorism and money laundering activities, the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (USA PATRIOT Act) requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.

For individual investors opening an account: When you open an account, you will be asked for your name, residential address, date of birth, and social security number.

For investors other than individuals When you open an account, you will be asked for the name of the entity, its principal place of business and taxpayer identification number (TIN) and may be requested to provide information on persons with authority or control over the account such as name, residential address, date of birth and social security number. You may also be asked to provide documents, such as articles of incorporation, trust instruments or partnership agreements and other information that will help Signature Services identify the entity. Please see the Mutual Fund Account Applications for more details.

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Buying shares

Opening an account	Adding to an account

By check
• Make out a check for the investment amount, payable to John Hancock Signature Services, Inc.

• Deliver the check and your completed application to your financial representative, or mail them to Signature Services (address below).

• Make out a check for the investment amount, payable to John Hancock Signature Services, Inc.

• If your account statement has a detachable investment slip, please complete it in its entirety. If no slip is available, include a note specifying the fund name, your share class, your account number and the name(s) in which the account is registered.

• Deliver the check and your investment slip or note to your financial representative, or mail them to Signature Services(address below).

By exchange
• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.	• Call your financial representative or Signature Services to request an exchange. • You may only exchange Class I shares for other Class I shares or Money Market Fund Class A shares.

By wire
• Deliver your completed application to your financial representative, or mail it to Signature Services.

• Obtain your account number by calling your financial representative or Signature Services.

• Obtain wiring instructions by calling Signature Services.

Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

• Obtain wiring instructions by calling Signature Services.

• Instruct your bank to wire the amount of your investment.

Specify the fund name, your choice of share class, the new account number and the name(s) in which the account is registered. Your bank may charge a fee to wire funds.

By phone
See “By exchange” and “By wire.”
• Verify that your bank or credit union is a member of the Automated Clearing House (ACH) system.

• Complete the “To Purchase, Exchange, or Redeem Shares via Telephone” and “Bank Information” sections on your account application.

• Call EASI-Line for automated service 24 hours a day.

• Call your financial representative or call Signature Services between 8:30 a.m. and 5 p.m. Eastern Time on most business days.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares

To sell some or all of your shares

By letter
• Sales of any amount.
• Write a letter of instruction indicating the fund name, your account number, your share class, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

• Include all signatures and any additional documents that may be required (see next page).

• Mail the materials to Signature Services.

• A check or wire will be sent according to your letter of instruction.

• Certain requests will require a Medallion signature guarantee. Please refer to “Selling shares in writing” on the next page.

By phone
Amounts up to $100,000:
• Most accounts.	• Redemption proceeds of up to $100,000 may be sent by wire or by check. A check will be mailed to the exact name(s) and address on the account.

• To place your request with a representative at John Hancock Funds, call Signature Services between 8:30 a.m. and 5:00 p.m. Eastern Time on most business days or your financial representative.
Amounts up to $5 million:
• Available to the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403 (b) plans and all John Hancock custodial retirement accounts).
• Redemption proceeds exceeding $100,000 must be wired to your designated bank account.
• Redemption proceeds exceeding $100,000 and sent by check will require a letter of instruction with a Medallion signature guarantee. Please refer to “Selling shares in writing.”

By wire or electronic funds transfer (EFT)
• Requests by letter to sell any amount.	• To verify that the telephone redemption privilege is in place on an account, or to request the forms to add it to an existing account, call Signature Services.

• Qualified requests by phone to sell to $5 million (accounts with telephone redemption privileges).	• Amounts of $5 million or more will be wired on the next business day.
• Amounts up to $100,000 may be sent by EFT or by check. Funds from EFT transactions are generally available by the second business day. Your bank may charge a fee for this service.

By exchange
• Sales of any amount.	• Obtain a current prospectus for the fund into which you are exchanging by calling your financial representative or Signature Services.

• You may only exchange for Class I shares, for other Class I shares or Money Market Fund Class A shares.

• Call your financial representative or Signature Services to request an exchange.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Selling shares in writing

In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

•	your address of record has changed within the past 30 days;

•	you are selling more than $100,000 worth of shares (this requirement is waived for certain entities operating under a signed fax trading agreement with John Hancock);

•	you are selling more than $5 million worth of shares from the following types of accounts: custodial accounts held by banks, trust companies or broker-dealers; endowments and foundations; corporate accounts; group retirement plans; and pension accounts (excluding IRAs, 403(b) plans and all John Hancock custodial retirement accounts); or

•	you are requesting payment other than by a check mailed to the address/bank of record and payable to the registered owner(s).

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most banks, brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

Seller	Requirements for written requests

Owners of individual, joint or UGMA/UTMA accounts (custodial accounts for minors).
• Letter of instruction.

• On the letter, the signatures of all persons authorized to sign for the account, exactly as the account is registered.

• Medallion signature guarantee, if applicable (see above).

Owners of corporate, sole proprietorship, general partner or association accounts.
• Letter of instruction.

• Corporate business/organization resolution, certified within the past 12 months, or a John Hancock funds business/organization certification form.

• On the letter and the resolution, the signature of the person(s) authorized to sign for the account.

• Medallion signature guarantee, if applicable (see above).

Owners or trustees of retirement plan, pension trust and trust accounts.
• Letter of instruction.

• On the letter, the signature(s) of the trustee(s).

• Copy of trust documents certified within the past 12 months, or a John Hancock funds trust certification form.

• Medallion signature guarantee, if applicable (see above).

Joint tenancy shareholders with rights of survivorship with a deceased co-tenant(s).	• Letter of instruction signed by surviving tenant. • Copy of death certificate. • Medallion signature guarantee, if applicable (see above). • Inheritance tax waiver (if applicable).

Executors of shareholder estates.
• Letter of instruction signed by executor.

• Copy of order appointing executor, certified within the past 12 months.

• Medallion signature guarantee, if applicable (see above).

• Inheritance tax waiver (if applicable).

Administrators, conservators, guardians and other sellers or account types not listed above.	• Call Signature Services for instructions.

Regular mail	Express delivery	Web site	EASI-Line	Signature Services
Mutual Fund Operations John Hancock Signature Services, Inc. P.O. Box 9510 Portsmouth, NH 03802-9510	Mutual Fund Operations John Hancock Signature Services, Inc. 164 Corporate Drive Portsmouth, NH 03801	www.jhfunds.com	(24/7 automated service) 1-800-597-1897	1-888-972-8696

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Transaction policies

Valuation of shares

The NAV per share is determined for each class of shares of the fund as of the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern time) on each business day that the New York Stock Exchange is open. Securities held by the fund, except money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, securities held by the fund are valued at fair value as determined in good faith by the Board of Trustees. Any actions of the Pricing Committee, as the Board’s designee, are subject to oversight by the Board. Money market instruments with a remaining maturity of 60 days or less held by the fund are valued on an amortized cost basis.

Generally, trading in non-U.S. securities, U.S. government securities and money market instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange. The values of such securities used in computing the NAV of the fund’s shares are generally determined as of such times. If market quotations or official closing prices are not readily available or are deemed unreliable, a security will be valued by a method that the Trustees (or the Pricing Committee as their designee) believe accurately reflects its fair value. Market price may be deemed unreliable, for example, if a security is thinly traded or if a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded.

In deciding whether to make a fair value adjustment to the price of a security, the Trustees (or the Pricing Committee as their designee) may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. A fund may also fair value securities in other situations, for example, when a particular foreign market is closed but a fund is calculating its NAV or when a designated index changes by certain percentage. In such circumstances, a fund may use a pricing service that employs fair value model pricing in valuing foreign securities held by a fund. In view of these factors, it is likely that a fund investing significant amounts of assets in securities that are primarily traded on foreign markets will be fair valued more frequently than a fund investing significant amounts of assets in frequently traded, U.S. exchange-listed securities of large capitalization U.S. issuers. In addition, the value of such securities (and, therefore, NAV of a fund that holds them) may change significantly on days when shareholders will not be able to purchase or redeem fund’s shares.

Fair value pricing of securities is intended to help ensure that the NAV of a fund’s shares reflects the value of a fund’s securities as of the close of the New York Stock Exchange (as opposed to a value that is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains. Fair value pricing of securities also involves the risk that the fund’s valuation of an investment may be higher or lower than the price the investment might actually command if a fund sold it.

Buy and sell prices

When you buy shares, you pay the NAV. When you sell shares, you receive the NAV.

Execution of requests

The fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order. In unusual circumstances, the fund has the right to redeem in kind.

At times of peak activity, it may be difficult to place requests by telephone. During these times, consider using EASI-LINE, accessing www.jhfunds.com or sending your request in writing.

In unusual circumstances, the fund may temporarily suspend the processing of sell requests or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

Telephone transactions

For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges

You may exchange Class I shares for Class I shares of other John Hancock funds or Money Market Fund Class A shares. The registration for both accounts involved must be identical. Note: Once exchanged into Money Market Fund Class A, shares may only be exchanged back to Class I.

The fund may change or cancel its exchange policies at any time, upon 60 days’ written notice to its shareholders. For further details, see “Additional Services and Programs” in the SAI (see the back cover of this prospectus).

Under certain circumstances, an investor who purchases Class I Shares in the fund pursuant to a fee-based, wrap or other investment platform program of certain firms as determined by the fund may be afforded an opportunity to make a conversion of Class A Shares also owned by the investor in the same fund to Class I Shares of that fund. Conversion of Class A Shares to Class I Shares of the same fund in these particular circumstances does not cause the investor to realize taxable gain or loss. For further details, see “Tax Status and Taxation of the Fund” in the SAI for information regarding taxation upon the redemption or exchange of shares of the fund (see the back cover of this prospectus).

Excessive trading

The fund is intended for long-term investment purposes only and does not knowingly accept shareholders who engage in “market timing” or other types of excessive short-term trading. Short-term trading into and out of the fund can disrupt portfolio investment strategies and may increase fund expenses for all shareholders, including long-term shareholders who do not generate these costs.

Right to reject or restrict purchase and exchange orders

Purchases and exchanges should be made primarily for investment purposes. The fund reserves the right to restrict, reject or cancel (with respect to cancellations within one day of the order), for any reason and without any prior notice, any purchase or exchange order, including transactions representing excessive trading and transactions accepted by any shareholder’s financial intermediary. For example, the fund may in its discretion restrict, reject or cancel a purchase or exchange order even if the transaction is not subject to a specific “Limitation on exchange activity” described below, if the fund, or its agents, determines that accepting the order could interfere with the efficient management of the fund’s portfolio or otherwise not be in the fund’s best interest in light of unusual trading activity related to your account. In the event that the fund rejects or cancels an exchange request, neither the redemption nor the purchase side of the exchange will be processed. If you would like the redemption request to be processed even if the

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purchase order is rejected, you should submit separate redemption and purchase orders rather than placing an exchange order. The fund reserves the right to delay for up to one business day, consistent with applicable law, the processing of exchange requests in the event that, in the fund’s judgment, such delay would be in the fund’s best interest, in which case both the redemption and purchase side of the exchange will receive the fund’s NAV at the conclusion of the delay period. The fund, through its agents in their sole discretion, may impose these remedial actions at the account holder level or the underlying shareholder level.

Exchange limitation policies

The Board of Trustees has adopted the following policies and procedures by which the fund, subject to the limitations described below, takes steps reasonably designed to curtail excessive trading practices.

Limitation on exchange activity

Pursuant to the policies and procedures adopted by the Board of Trustees, the fund, or its agent, may reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in John Hancock funds, if the fund, or its agent, determines that a proposed transaction involves market timing or disruptive trading that it believes is likely to be detrimental to the fund. The fund, or its agent, cannot ensure that it will be able to identify all cases of market timing or disruptive trading, although it attempts to have adequate procedures in place to do so. The fund, or its agent, may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the fund are inherently subjective and will be made in a manner believed to be in the best interest of the fund’s shareholders. The fund does not have any arrangement to permit market timing or disruptive trading.

Exchanges made on the same day in the same account are aggregated for purposes of counting the number and dollar amount of exchanges made by the account holder. The exchange limits referenced above will not be imposed or may be modified under certain circumstances. For example: These exchange limits may be modified for accounts held by certain retirement plans to conform to plan exchange limits, ERISA considerations or Department of Labor regulations. Certain automated or pre-established exchange, asset allocation and dollar cost averaging programs are not subject to these exchange limits. These programs are excluded from the exchange limitation since the fund believes that they are advantageous to shareholders and do not offer an effective means for market timing or excessive trading strategies. These investment tools involve regular and predetermined purchase or redemption requests made well in advance of any knowledge of events affecting the market on the date of the purchase or redemption.

These exchange limits are subject to the fund’s ability to monitor exchange activity, as discussed under “Limitation on the ability to detect and curtail excessive trading practices” below. Depending upon the composition of the fund’s shareholder accounts and in light of the limitations on the ability of the fund to detect and curtail excessive trading practices, a significant percentage of the fund’s shareholders may not be subject to the exchange limitation policy described above. In applying the exchange limitation policy, the fund considers information available to it at the time and reserves the right to consider trading activity in a single account or multiple accounts under common ownership, control or influence.

Limitation on the ability to detect and curtail excessive trading practices

Shareholders seeking to engage in excessive trading practices sometimes deploy a variety of strategies to avoid detection and, despite the efforts of the fund to prevent its excessive trading, there is no guarantee that the fund or its agents will be able to identify such shareholders or curtail its trading practices. The ability of the fund and its agents to detect and curtail excessive trading practices may also be limited by operational systems and technological limitations. Because the fund will not always be able to detect frequent trading activity, investors should not assume that the fund will be able to detect or prevent all frequent trading or other practices that disadvantage the fund. For example, the ability of the fund to monitor trades that are placed by omnibus or other nominee accounts is limited in those instances in which the financial intermediary, including a financial adviser, broker, retirement plan administrator or fee-based program sponsor, maintains the records of the fund’s underlying beneficial owners. Omnibus or other nominee account arrangements are common forms of holding shares of the fund, particularly among certain financial intermediaries such as financial advisers, brokers, retirement plan administrators or fee-based program sponsors. These arrangements often permit the financial intermediary to aggregate its clients’ transactions and ownership positions and do not identify the particular underlying shareholder(s) to the fund. However, the fund will work with financial intermediaries as necessary to discourage shareholders from engaging in abusive trading practices and to impose restrictions on excessive trades. In this regard, the fund has entered into information sharing agreements with financial intermediaries pursuant to which these intermediaries are required to provide to the fund, at the fund’s request, certain information relating to their customers investing in the fund through omnibus or other nominee accounts. The fund will use this information to attempt to identify excessive trading practices. Financial intermediaries are contractually required to follow any instructions from the fund to restrict or prohibit future purchases from shareholders that are found to have engaged in excessive trading in violation of the fund’s policies. The fund cannot guarantee the accuracy of the information provided to it from financial intermediaries and so cannot ensure that it will be able to detect abusive trading practices that occur through omnibus or other nominee accounts. As a consequence, the fund’s ability to monitor and discourage excessive trading practices in these types of accounts may be limited.

Excessive trading risk

To the extent that the fund or its agents is unable to curtail excessive trading practices in the fund, these practices may interfere with the efficient management of the fund’s portfolio and may result in the fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in increased portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the fund’s operating costs and decrease the fund’s investment performance. Maintenance of higher levels of cash balances would likewise result in lower fund investment performance during periods of rising markets.

While excessive trading can potentially occur in the fund, certain types of funds are more likely than others to be targets of excessive trading. For example:

•	A fund that invests a significant portion of its assets in small- or mid-capitalization stocks or securities in particular industries, that may trade infrequently or are fair valued as discussed under “Valuation of shares,” entails a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities (referred to as price arbitrage).

•	A fund that invests a material portion of its assets in securities of non-U.S. issuers may be a potential target for excessive trading if investors seek to engage in price arbitrage based upon general trends

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in the securities markets that occur subsequent to the close of the primary market for such securities.

•	A fund that invests a significant portion of its assets in below investment-grade (junk) bonds that may trade infrequently or are fair valued as discussed under “Valuation of shares” incurs a greater risk of excessive trading, as investors may seek to trade fund shares in an effort to benefit from their understanding of the value of those types of securities.

Any frequent trading strategies may interfere with efficient management of a fund’s portfolio. A fund that invests in the types of securities discussed above may be exposed to this risk to a greater degree than a fund that invests in highly liquid securities. These risks would be less significant, for example, in a fund that primarily invests in U.S. government securities, money market instruments, investment-grade corporate issuers or large-capitalization U.S. equity securities. Any successful price arbitrage may cause dilution in the value of the fund shares held by other shareholders.

Account information

The fund is required by law to obtain information for verifying an account holder’s identity. For example, an individual will be required to supply his or her name, residential address, date of birth and social security number. If you do not provide the required information, we may not be able to open your account. If verification is unsuccessful, the fund may close your account, redeem your shares at the next NAV minus any applicable sales charges and take any other steps that it deems reasonable.

Certificated shares

The fund does not issue share certificates. Shares are electronically recorded.

Sales in advance of purchase payments

When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Dividends and account policies

Account statements

In general, you will receive account statements as follows:

•	after every transaction (except a dividend reinvestment that affects your account balance)

•	after any changes of name or address of the registered owner(s)

•	in all other circumstances, at least quarterly

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends

The fund typically declares and pays income dividends at least annually. Capital gains, if any, are typically distributed at least annually.

Dividend reinvestments

Dividends will be reinvested automatically in additional shares of the same fund and share class on the dividend record date. Alternatively, you can choose to have a check for your dividends and capital gains in the amount of $10 or more mailed to you. However, if the check is not deliverable or the combined dividend and capital gains amount is less than $10, your proceeds will be reinvested. If five or more of your dividend or capital gains checks remain uncashed after 180 days, all subsequent dividends and capital gains will be reinvested.

Taxability of dividends

For investors who are not exempt from federal income taxes, dividends you receive from the fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from the fund’s short-term capital gains are taxable as ordinary income. Dividends from the fund’s long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund’s holding period. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions

Any time you sell or exchange shares, it is considered a taxable event for you if you are not exempt from federal income taxes. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Additional investor services

Disclosure of portfolio holdings

A description of the fund’s policy regarding disclosure of portfolio holdings can be found in the SAI and the portfolio holdings information can be found at: www.jhfunds.com.

The holdings of the fund will be posted to the Web site listed above within 30 days after each calendar quarter end and within 30 days after any material changes are made to the holdings of the fund. In addition, the ten largest holdings of the fund will be posted to the Web site listed above 30 days after each calendar quarter end. The information described above will remain on the Web site until the date the fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date as of which the Web site information is current. The fund’s Form N-CSR and Form N-Q will contain the fund’s entire portfolio holdings as of the applicable calendar quarter end.

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For more information

Two documents are available with further information on the fund:

Annual/Semiannual report to shareholders
Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors report (in annual report only).

Statement of Additional Information (SAI)
The SAI contains more detailed information on all aspects of the fund, and includes a summary of the fund’s policy regarding disclosure of its portfolio holdings, as well as legal and regulatory matters. A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (and is legally a part of) this prospectus.

To obtain a free copy of these documents
There are several ways you can get a current annual/semiannual report or SAI from John Hancock:

Online: www.jhfunds.com

By mail:	John Hancock Signature Services, Inc. PO Box 9510 Portsmouth, NH 03802-9510

By EASI-Line: 1-800-597-1897

By phone: 1-888-972-8696

By TDD: 1-800-554-6713

You can also view or obtain copies of these documents through the SEC:

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© 2008 John Hancock Funds, LLC    [     ] 6/08    SEC file number: 811-21777

John Hancock Funds, LLC
MEMBER FINRA
601 Congress Street
Boston, MA 02210-2805

www.jhfunds.com

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